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                                                    SEC USE ONLY


                                 UNITES STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECFION 13(F) 0F THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 2012

               (Please read instructions before preparing form.)


If amended report, check here: [ ]


LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
------------------------------------------
Name of Institutional Investment Manager


450 Regency Parkway  Suite 410         OMAHA, NE 68114
-----------------------------------------------------------
Business Address   (Street)           (City) (State) (Zip)


THOMAS J. SUDYKA, JR.         (402) 392-2606
----------------------------------------------------------------------------
Name,  Phone No., and Title of Person Duly Authorized to Submit This Report.


  -------------------------------------------------------------------------
                                 ATTENTION
             INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                 CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
  -------------------------------------------------------------------------


The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.


Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OMAHA and State of NE on the 16[TH] day of APRIL 2012.

                                      LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
                                      (Name of Institutional Investment Manager)


                                    /s/ Thomas J. Sudyka, Jr.
                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)
                                                Thomas J. Sudyka, Jr.


Name and I3F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


  Name:                  13F File No.:   Name:                    13F File No.
  ______________________  ____________    ______________________  ____________

1.______________________  ____________ 6. ______________________  ____________

2.______________________  ____________ 7. ______________________  ____________

3.______________________  ____________ 8. ______________________  ____________

4.______________________  ____________ 9. ______________________  ____________

5.______________________  ____________ 10. _____________________  ____________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   85

Form 13F Information Table Value Total:   $242,723


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                           March 31, 2012

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      528    16899 SH       SOLE                    16899
Abbott Laboratories            COM              002824100      872    14230 SH       SOLE                    13250               980
Ace Ltd                        COM              H0023R105      231     3150 SH       SOLE                     3150
Anadarko Petroleum Corp        COM              032511107     8618   110002 SH       SOLE                    88097             21905
Automatic Data Processing Inc  COM              053015103      859    15560 SH       SOLE                    15560
BP Plc ADR                     COM              055622104      201     4465 SH       SOLE                     4465
Baxter International Inc       COM              071813109      490     8200 SH       SOLE                     8200
Becton Dickinson & Co          COM              075887109      741     9540 SH       SOLE                     9540
Berkshire Hathaway Inc Cl A    COM              084670108     4145       34 SH       SOLE                       24                10
Berkshire Hathaway Inc Cl B    COM              084670702     4946    60945 SH       SOLE                    57520              3425
Boeing Co                      COM              097023105     6902    92805 SH       SOLE                    75605             17200
CVS Corp                       COM              126650100      365     8150 SH       SOLE                     8150
Canadian National Railway Co   COM              136375102     1910    24050 SH       SOLE                    23775               275
Cato Corp Cl A                 COM              149205106     5901   213489 SH       SOLE                   149378             64111
Cemex, SAB de CV               COM              151290889     3750   483201 SH       SOLE                   386187             97014
Chesapeake Energy Corp         COM              165167107     1929    83260 SH       SOLE                    82360               900
Chevron Corp                   COM              166764100     8010    74712 SH       SOLE                    56288             18424
Chicago Bridge & Iron Co       COM              167250109    12228   283117 SH       SOLE                   219217             63900
Cisco Systems Inc              COM              17275R102      285    13475 SH       SOLE                    13475
Coca Cola Co                   COM              191216100      268     3615 SH       SOLE                     3615
Colgate Palmolive Co           COM              194162103      776     7935 SH       SOLE                     6910              1025
Compass Minerals Intl Inc      COM              20451N101     5385    75060 SH       SOLE                    62830             12230
Conagra Foods Inc              COM              205887102     5347   203624 SH       SOLE                   163764             39860
ConocoPhillips                 COM              20825C104     6122    80536 SH       SOLE                    77862              2674
DirecTV Group Cl A             COM              25490A101     6387   129445 SH       SOLE                    99920             29525
Disney Walt Co                 COM              254687106     7186   164139 SH       SOLE                   133789             30350
Dominion Resources Inc         COM              25746U109     1723    33642 SH       SOLE                    32742               900
Du Pont E I de Nemours         COM              263534109      280     5287 SH       SOLE                     5287
Dun & Bradstreet Corp          COM              26483E100      254     3000 SH       SOLE                     3000
Edison International           COM              281020107      425    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102      643     7410 SH       SOLE                     7410
Forest Labs Inc                COM              345838106     7492   215965 SH       SOLE                   172490             43475
Forest Oil Corp                COM              346091705     2276   187754 SH       SOLE                   138895             48859
Freeport-McMoran Copper & Gold COM              35671D857     6161   161969 SH       SOLE                   129247             32722
Gencorp Inc                    COM              368682100     4531   638160 SH       SOLE                   474835            163325
General Dynamics Corp          COM              369550108      220     3000 SH       SOLE                     3000
Glaxo Smithkline Plc ADR       COM              37733W105      486    10825 SH       SOLE                    10825
Intel Corp                     COM              458140100      351    12500 SH       SOLE                    12500
International Business Machine COM              459200101      339     1625 SH       SOLE                     1625
Investors Real Estate Trust    COM              461730103     1702   221353 SH       SOLE                   210573             10780
Johnson & Johnson              COM              478160104     1511    22915 SH       SOLE                    22915
Kansas City Southern Industrie COM              485170302     9951   138810 SH       SOLE                   109785             29025
Kohls Corp                     COM              500255104      288     5750 SH       SOLE                     5750
L-3 Communications Hldgs Inc   COM              502424104     2165    30585 SH       SOLE                    30195               390
Laboratory Corp Amer Hldgs     COM              50540R409     5357    58525 SH       SOLE                    43790             14735
Leggett & Platt, Inc           COM              524660107      336    14600 SH       SOLE                    14600
Leucadia National Corp         COM              527288104     6229   238675 SH       SOLE                   182400             56275
Lincoln Electric Hldgs Inc     COM              533900106     9469   208800 SH       SOLE                   166310             42490
Lone Pine Res Inc              COM              54222A106      200    30705 SH       SOLE                    27753              2952
Lowes Cos Inc                  COM              548661107      210     6700 SH       SOLE                     6700
McCormick & Co Inc             COM              579780206      231     4250 SH       SOLE                     4250
McDonalds Corp                 COM              580135101     1085    11060 SH       SOLE                    11060
Medco Health Solutions         COM              58405U102      298     4232 SH       SOLE                     4232
Medtronic Inc                  COM              585055106      560    14290 SH       SOLE                    14290
Merck & Co Inc                 COM              58933Y105      887    23098 SH       SOLE                    23098
Microsoft Corp                 COM              594918104     5353   165970 SH       SOLE                   119845             46125
Nestle S.A. Spons ADR          COM              641069406      314     5000 SH       SOLE                     5000
Nexen Inc                      COM              65334H102     4614   251425 SH       SOLE                   196630             54795
Occidental Petroleum Corp      COM              674599105      451     4740 SH       SOLE                     4740
Parker Hannifin Corp           COM              701094104      207     2450 SH       SOLE                     2450
Patriot Coal Corp              COM              70336T104     2329   373300 SH       SOLE                   290000             83300
Peabody Energy Corp            COM              704549104     5642   194822 SH       SOLE                   160340             34482
Pepsico Inc                    COM              713448108     1161    17505 SH       SOLE                    17505
Pfizer Inc                     COM              717081103    10146   448032 SH       SOLE                   360485             87547
Plum Creek Timber Co Inc       COM              729251108     6228   149850 SH       SOLE                   119350             30500
Procter and Gamble Co          COM              742718109      763    11350 SH       SOLE                    11350
Renaissancere Holdings Ltd     COM              G7496G103      303     4000 SH       SOLE                     4000
SPDR Gold Trust                COM              78463V107    11072    68295 SH       SOLE                    52580             15715
St. Joe Co                     COM              790148100     4270   224630 SH       SOLE                   172080             52550
Texas Pacific Land Trust       COM              882610108     7547   160100 SH       SOLE                   125525             34575
US Bancorp                     COM              902973304      730    23034 SH       SOLE                    23034
Union Pacific Corp             COM              907818108      201     1870 SH       SOLE                     1870
United Health Group Inc        COM              91324P102      413     7000 SH       SOLE                     7000
United Technologies Corp       COM              913017109      270     3250 SH       SOLE                     3250
Vodafone Group Plc ADR         COM              92857W209     3359   121387 SH       SOLE                   119637              1750
Vulcan Materials Co            COM              929160109     5539   129635 SH       SOLE                   101185             28450
Wal-Mart Stores Inc            COM              931142103      336     5490 SH       SOLE                     5490
Washington Post Co             COM              939640108      374     1000 SH       SOLE                     1000
Wellpoint Inc                  COM              94973V107      269     3650 SH       SOLE                     3650
Wells Fargo Co                 COM              949746101      268     7840 SH       SOLE                     7840
Winnebago Industries           COM              974637100     1034   105524 SH       SOLE                    78725             26799
Yamana Gold Inc                COM              98462Y100     6113   391355 SH       SOLE                   313680             77675
Yum Brands Inc                 COM              988498101      683     9600 SH       SOLE                     9600
SPDR S&P 500 Etf Trust                          78462F103      988     7020 SH       SOLE                     6420               600
Berkshire Hathaway Inc Cl A                     084670108     1707       14 SH       SOLE                                         14
       Total                    85 records                  242723
